Note 17 - Earnings (Loss) Per Share (Details) - Basic and Diluted Earnings (Loss) Per Share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Basic and Diluted Earnings (Loss) Per Share [Abstract]
Net loss from continuing operations (in thousands)	$ (15,057)		$ (19,093)		$ (26,688)
Income (loss) from discontinued operations (in thousands)		[1]	(6)	[1]	895	[1]
Net loss (in thousands)	$ (15,057)		$ (19,099)		$ (25,793)
Weighted average shares outstanding (in thousands) – basic (in Shares)	1,362,465		1,435,778		1,552,190
Weighted average shares outstanding (in thousands) – diluted (in Shares)	1,362,465		1,435,778		1,552,190
Loss per share – basic and diluted
Continuing operations (in Dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)
(in Dollars per share)	$ (0.01)		$ (0.01)		$ (0.02)

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE